Significant Unobservable Inputs Used in Fair Value Measurements (Details) (Contingent Consideration Liabilities, Fair Value, Inputs, Level 3)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Contingent Consideration Liabilities | Fair Value, Inputs, Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Weighted Average, Probability of achieving payout targets	71.70%	79.70%	78.10%
Weighted Average, Discount rate	6.50%	6.60%	3.00%